CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2017		¥ 5,826,149	¥ 918,894	¥ 1,521,163	¥ (4,849)		¥ 510,700
Issuance of new shares of common stock due to exercise of stock acquisition rights		546
Purchases of treasury stock					(2,447)
Balance at beginning of period, adjusted at Mar. 31, 2017			918,894	1,521,163			510,700
Performance-based stock compensation program		(815)
Disposal of treasury stock					821
Effect of other increase (decrease) in noncontrolling interests							(27,629)
Net income attributable to MHFG shareholders	¥ 372,549		372,549
Change during period	165,077			164,684
Other		79
Dividends paid to noncontrolling interests							(5,284)
Dividends declared			(95,174)
Net income attributable to noncontrolling interests	(20,981)						20,981
Other							393
Balance at end of fiscal year at Sep. 30, 2017	9,200,761	5,825,959	1,196,269	1,685,847	(6,475)	¥ 8,701,600	499,161
Balance at beginning of period at Mar. 31, 2018	9,503,700	5,826,383	1,306,141	1,741,894	(5,997)		635,279
Cumulative effect of change in accounting principles at Mar. 31, 2018			1,537,322	(1,535,142)			(616)
Issuance of new shares of common stock due to exercise of stock acquisition rights		438
Purchases of treasury stock					(2,857)
Balance at beginning of period, adjusted at Mar. 31, 2018			2,843,463	206,752			634,663
Performance-based stock compensation program		(1,053)
Disposal of treasury stock					965
Effect of other increase (decrease) in noncontrolling interests							117,649
Net income attributable to MHFG shareholders	285,270		285,270
Change during period	(19,030)			(18,837)
Other		2,994
Dividends paid to noncontrolling interests							(9,291)
Dividends declared			(95,187)
Net income attributable to noncontrolling interests	(46,675)						46,675
Other							(193)
Balance at end of fiscal year at Sep. 30, 2018	¥ 9,831,837	¥ 5,828,762	¥ 3,033,546	¥ 187,915	¥ (7,889)	¥ 9,042,334	¥ 789,503